Long-Term Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Long-Term Obligations
Long-Term Obligations consist of the following (in thousands):

	September 30, 2013	December 31, 2012
Senior secured credit agreement:
Term loans payable	$444,375	$420,625
Revolving credit facility	199,831	553,964
Senior notes	600,000	—
Receivables securitization facility	10,000	80,000
Notes payable through October 2018 at weighted average interest rates of 1.8% and 1.7%, respectively	38,941	42,398
Other long-term debt at weighted average interest rates of 3.5% and 3.3%, respectively	18,908	21,491
	1,312,055	1,118,478
Less current maturities	(61,123)	(71,716)
	$1,250,932	$1,046,762

Long-Term Obligations consist of the following (in thousands):

	December 31,
	2012	2011
Senior secured credit agreement:
Term loans payable	$420,625	$240,625
Revolving credit facility	553,964	660,730
Receivables securitization facility	80,000	—
Notes payable through October 2018 at weighted average interest rates of 1.7% and 2.0%, respectively	42,398	38,338
Other long-term debt at weighted average interest rates of 3.3% and 3.2%, respectively	21,491	16,383
	1,118,478	956,076
Less current maturities	(71,716)	(29,524)
	$1,046,762	$926,552

Schedule Of Maturities Of Long-Term Obligations	The scheduled maturities of long-term obligations outstanding at December 31, 2012 are as follows (in thousands):

2013	$71,716
2014	54,611
2015	138,323
2016	847,759
2017	848
Thereafter	5,221
$1,118,478